BANK LOANS AND OTHER BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Secured – at amortised cost:
Bank Loans	$ 148,002	$ 168,880
Other borrowings	50,966	76,786
Borrowings	198,968	245,666
Analysed between:
Current	33,330	28,020
Non-current portion	165,638	217,646
Total	198,968	245,666
Interest payable (included in bank loans)	1,752	743
Non-current portion of non-current borrowings	165,638	217,646
Within 2 to 5 years [member]
Analysed between:
Non-current portion of non-current borrowings	138,809	170,666
More than 5 years [member]
Analysed between:
Non-current portion of non-current borrowings	$ 26,829	$ 46,980